Inventory	12 Months Ended
Aug. 31, 2020
Inventory Disclosure [Abstract]
Inventory

8.          Inventory

	August 31 2020 $	August 31 2019 $
Raw materials	51,404	45,068
Work in progress	15,705	—
Finished goods	49,762	82,328
	116,871	127,396

During the year ended August 31, 2020, the Company wrote down $8,240 (2019 - $7,182) of inventory to reflect its net realisable value.